18 Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of net sales revenue

The Company’s net revenue is as follows:

	2020	2019	2018

Tuition fees(*)	1,388,735	856,561	385,784
Other	99,817	43,116	4,414
Deductions
Granted discounts	(89,017)	(43,767)	(11,104)
Early payment discounts	(29,299)	(8,523)	(3,189)
Returns	(11,437)	(7,462)	(1,801)
Taxes	(49,629)	(28,157)	(24,239)
PROUNI	(107,979)	(61,138)	(15,930)
Net revenue from contracts with customers	1,201,191	750,630	333,935
Timing of revenue recognition of net revenue from contracts with customers
Tuition, digital content and app subscription fees - Transferred over time	1,128,558	713,827	331,045
Other - Transferred at a point in time	72,633	36,803	2,890

(*) As mentioned in Note 1, the Company assessed, in connection with the social distancing requirements, whether it has satisfied all performance obligations of its contracts with customers, according to IFRS15, and concluded it was necessary to defer a portion of it’s net revenues in the second semester of 2020. As result, R$2,361 of net revenue were deferred to the first semester of 2021 and recorded in advances from customers.

Schedule of revenue by segment

Revenue by segment

Segments – December 31, 2020	Business Unit 1	Business Unit 2	Elimination (inter-segment transactions)	Total

Types of services or goods	1,002,461	200,349	(1,619)	1,201,191
Tuition fees	997,055	107,197	-	1,104,252
Other	5,406	93,152	(1,619)	96,939
Timing of revenue recognition	1,002,461	200,349	(1,619)	1,201,191
Transferred over time	997,055	131,503	-	1,128,558
Transferred at a point in time	5,406	68,846	(1,619)	72,633

Segments – December 31, 2019	Business Unit 1	Business Unit 2	Elimination (inter-segment transactions)	Total

Types of services or goods	653,760	100,750	(3,880)	750,630
Tuition fees	648,957	60,195	-	709,152
Other	4,803	40,555	(3,880)	41,478
Timing of revenue recognition	653,760	100,750	(3,880)	750,630
Transferred over time	648,957	64,870	-	713,827
Transferred at a point in time	4,803	35,880	(3,880)	36,803